Accounts and Notes Receivable - Investment in Impaired Receivables (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 529	$ 569
Unpaid Principal Balance, Total	528	569
Related Allowance, Total	275	292
Average recorded investment, Total	532	583
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	13	17
With no related allowance recorded, Unpaid Principal Balance	13	17
With no related allowance recorded, Average recorded investment	14	11
With an allowance recorded, Recorded Investment	29	27
With an allowance recorded, Unpaid Principal Balance	28	27
Related Allowance, Total	11	13
With an allowance recorded, Average recorded investment	29	30
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	420	447
With an allowance recorded, Unpaid Principal Balance	420	447
Related Allowance, Total	238	249
With an allowance recorded, Average recorded investment	419	473
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	67	78
With an allowance recorded, Unpaid Principal Balance	67	78
Related Allowance, Total	26	30
With an allowance recorded, Average recorded investment	70	69
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	844	742
Unpaid Principal Balance, Total	839	739
Related Allowance, Total	130	101
Average recorded investment, Total	843	757
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	7
With no related allowance recorded, Unpaid Principal Balance	7
With no related allowance recorded, Average recorded investment	9
With an allowance recorded, Recorded Investment	51	31
With an allowance recorded, Unpaid Principal Balance	48	30
Related Allowance, Total	4	6
With an allowance recorded, Average recorded investment	53	34
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	45	42
With no related allowance recorded, Unpaid Principal Balance	45	42
With no related allowance recorded, Average recorded investment	41	40
With an allowance recorded, Recorded Investment	673	644
With an allowance recorded, Unpaid Principal Balance	673	644
Related Allowance, Total	73	78
With an allowance recorded, Average recorded investment	669	655
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	17	13
With an allowance recorded, Unpaid Principal Balance	15	11
Related Allowance, Total	7	10
With an allowance recorded, Average recorded investment	24	14
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	51	12
With an allowance recorded, Unpaid Principal Balance	51	12
Related Allowance, Total	46	7
With an allowance recorded, Average recorded investment	$ 47	$ 14